Leases - Lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease cost:
Amortization of right-of-use assets	¥ 1,825,182	¥ 1,529,464
Interest of operating lease liabilities	573,031	566,703
Expenses for short-term leases within 12 months and other non-lease component	227,990	544,640
Total lease cost	¥ 2,626,203	¥ 2,640,807